Accounts Payable and Accrued Expenses (Details) - Schedule of Accounts Payable and Accrued Expenses - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Schedule of Accounts Payable and Accrued Expenses [Abstract]
Trade accounts payable	$ 4,129,393	$ 3,117,825	$ 9,105,572
Credit cards payable	357,964	52,300
Accrued payroll liabilities	824,369	263,590
Accrued interest	1,179,875	711,258	2,228,397
Accrued dividends	136,052	242,160
Other accrued liabilities	114,116	431,539	1,182,772
Total accounts payable and accrued expenses	$ 6,741,769	$ 4,818,672	$ 13,816,421